Related Party Transaction - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Stock options granted to purchase		1,635,250	502,047	382,097
Chief Executive Officer
Related Party Transaction [Line Items]
Consulting services paid	$ 0.1	$ 0.5
Accounts payable, related parties	$ 0.4	$ 0.4
Stock options granted to purchase		135,000